LOANS AND BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fiscal year ending December 31,
2018	¥ 327,538
2019	571,091
2020	839,502
2021	1,022,698
2022	715,457
Thereafter	311,017
Long-term borrowings	¥ 3,787,303	¥ 1,898,377